Non-Controlling Interests (Details) - Schedule of Financial Information Subsidiaries - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
ARB WMS [Member]
Assets and liabilities
Current assets	RM 217,224	RM 217,428
Current liabilities	(5,172)	(3,000)
Net assets	212,052	214,428
Results
Revenue
Profit/Loss for the financial year	(2,372)
Total comprehensive income/(loss)	(2,372)	3,460
Cash flows (used in)/from operating activities	(200)	(69,997)
Cash flows from investing activities
Cash flows from financing activities
Net (decrease)/increase in cash and cash equivalents	RM (200)	(69,997)
ARB Distribution [Member]
Assets and liabilities
Current assets		6,896,593
Current liabilities		(3,461,715)
Net assets		3,434,878
Results
Revenue
Profit/Loss for the financial year		20,143,250
Total comprehensive income/(loss)		(31,525)
Cash flows (used in)/from operating activities		105,708
Cash flows from investing activities		10
Cash flows from financing activities		2,600,000
Net (decrease)/increase in cash and cash equivalents		RM 2,705,718